UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: March 31, 2008
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  10001 Woodloch Forest Drive, Suite 225
          The Woodlands, Texas 77380

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, Houston, TX    May 13, 2008


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       26

Form 13F Information Table Value Total:   141783


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
Apache Corp                     Common Stock    037411105      2,416     20,000                 Sole        None  Sole
Arena Resources Inc             Common Stock    040049108      4,882    126,124                 Sole        None  Sole
Berry Petroleum Corp.           Common Stock    085789105      1,395     30,000                 Sole        None  Sole
Bill Barrett Corp               Common Stock    06846N104      9,863    208,739                 Sole        None  Sole
Chesapeake Energy Corp          Common Stock    165167107      7,382    159,964                 Sole        None  Sole
Cimarex Energy Co               Common Stock    171798101      2,091     38,195                 Sole        None  Sole
Comstock Resources Inc          Common Stock    205768203      9,666    239,841                 Sole        None  Sole
Devon Energy Corp               Common Stock    25179M103      3,088     29,602                 Sole        None  Sole
Forest Oil Corp.                Common Stock    346091705      4,840     98,864                 Sole        None  Sole
Gastar Exploration, Ltd.        Common Stock    367299104        612    470,575                 Sole        None  Sole
GMX Resources Inc               Common Stock    38011M108      8,762    250,840                 Sole        None  Sole
Goodrich Petroleum Corp.        Common Stock    382410405      4,211    140,000                 Sole        None  Sole
Gulfport Energy Corp.           Common Stock    402635304      1,452    137,000                 Sole        None  Sole
Murphy Oil Corp.                Common Stock    626717102      3,861     47,000                 Sole        None  Sole
Nexen Energy, Inc               Common Stock    65334H102      4,886    165,000                 Sole        None  Sole
Noble Energy Inc                Common Stock    655044105     10,230    140,526                 Sole        None  Sole
Parallel Petroleum Corp         Common Stock    699157103      4,352    222,402                 Sole        None  Sole
Petroleum Development Corp      Common Stock    716578109      8,993    129,820                 Sole        None  Sole
Rosetta Resources Inc           Common Stock    777779307      5,272    268,041                 Sole        None  Sole
Suncor Energy, Inc.             Common Stock    867229106     10,791    111,996                 Sole        None  Sole
Southwestern Energy Co          Common Stock    845467109      2,086     61,930                 Sole        None  Sole
Swift Energy Co.                Common Stock    870738101      8,408    186,884                 Sole        None  Sole
Ultra Petroleum Corp            Common Stock    903914109     12,069    155,733                 Sole        None  Sole
Venoco, Inc.                    Common Stock    92275P307        634     54,574                 Sole        None  Sole
Petrobank Energy & Resources    Common Stock    71645P106      9,541     209713                 Sole        None  Sole